Schedule of investments

Delaware Smid Cap Growth Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.11% ✧
Communication Services - 4.61%
Match Group †	995,771	$81,762,757
		81,762,757
Consumer Discretionary - 17.31%
Bright Horizons Family Solutions †	1,150	172,834
Chipotle Mexican Grill †	6,275	5,252,865
Five Below †	317,055	40,538,652
Floor & Decor Holdings Class A †	965,458	49,054,921
Ollie’s Bargain Outlet Holdings †	351,626	22,964,694
Peloton Interactive Class A †	788,140	22,383,176
Planet Fitness Class A †	217,280	16,226,470
Shake Shack Class A †	839,010	49,979,826
YETI Holdings †	2,888,314	100,455,562
		307,029,000
Consumer Staples - 4.70%
Boston Beer Class A †	161,993	61,209,055
Simply Good Foods †	777,530	22,190,706
		83,399,761
Financials - 5.10%
eHealth †	528,277	50,756,854
LendingTree †	130,758	39,677,208
		90,434,062
Healthcare - 26.83%
Exact Sciences †	708,498	65,521,895
Invitae †	1,998,467	32,235,273
iRhythm Technologies †	740,570	50,425,411
Novocure †	927,448	78,156,043
Pacira BioSciences †	1,842,475	83,464,118
Progyny †	1,679,195	46,093,903
Quanterix †	1,255,564	29,668,977
Teladoc Health †	1,080,889	90,492,027
		476,057,647
Industrials - 8.66%
HEICO	3,615	412,652
SiteOne Landscape Supply †	997,214	90,397,449
Trex †	700,174	62,931,639
		153,741,740
Technology - 32.90%
Broadridge Financial Solutions	373,700	46,166,898
EPAM Systems †	284,328	60,323,029
Everbridge †	733,896	57,302,600
Marvell Technology Group	1,627,806	43,234,527
Monolithic Power Systems	200,700	35,728,614

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Schedule of investments

Delaware Smid Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Technology (continued)
Okta †	406,454	$46,892,598
Proofpoint †	392,105	45,005,812
RingCentral Class A †	448,127	75,585,581
Silicon Laboratories †	101,686	11,793,542
Splunk †	174,699	26,164,669
Trade Desk Class A †	276,897	71,932,303
Zendesk †	828,707	63,503,817
		583,633,990
Total Common Stock (cost $1,324,956,349)		1,776,058,957

Short-Term Investments – 0.07%
Money Market Mutual Fund - 0.07%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	259,797	259,797
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	259,797	259,797
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	259,797	259,797
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	259,797	259,797
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	259,796	259,796
		1,298,984
Total Short-Term Investments (cost $1,298,984)		1,298,984
Total Value of Securities – 100.18%
(cost $1,326,255,333)		1,777,357,941
Liabilities Net of Receivables and Other Assets – (0.18%)		(3,218,902)
Net Assets Applicable to 66,859,323 Shares Outstanding – 100.00%		$1,774,139,039

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
GS – Goldman Sachs

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